Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		₩ (15,643)	₩ 6,321
Hedge ineffectiveness recognized in profit or loss	[1]	(28,036)	(8,953)
From cash flow hedge reserve to profit or loss Reclassified amount		(49,884)	70,051
Cash Flow Hedges | Foreign exchange risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		52,932	65,386
Hedge ineffectiveness recognized in profit or loss	[1]	(25,709)	(5,188)
From cash flow hedge reserve to profit or loss Reclassified amount		(57,870)	70,051
Cash Flow Hedges | Interest rate risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(11,126)	(23,186)
Hedge ineffectiveness recognized in profit or loss	[1]	0	0
From cash flow hedge reserve to profit or loss Reclassified amount		0	0
Cash Flow Hedges | Discontinuation of cash flow hedges
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(7,986)
Hedge ineffectiveness recognized in profit or loss	[1]	0
From cash flow hedge reserve to profit or loss Reclassified amount		7,986
Hedges of net investment in foreign operations | Foreign exchange risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(49,463)	(35,879)
Hedge ineffectiveness recognized in profit or loss	[1]	(2,327)	(3,765)
From cash flow hedge reserve to profit or loss Reclassified amount		₩ 0	₩ 0

[1]	Ineffective portion of hedge: the difference between hedging instruments and hedged items.